Average Annual Total Returns ((Oppenheimer Global Multi Strategies Fund), (Global Multi Strategies Fund))	0 Months Ended
	Sep. 26, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years (or life of class, if less)	(0.25%)	[1]
Barclays Capital Global Aggregate Bond Index
Average Annual Return:
1 Year	5.64%
5 Years (or life of class, if less)	6.46%	[1]
Class A
Average Annual Return:
1 Year	(13.46%)
5 Years (or life of class, if less)	(1.19%)
Inception Date	Mar. 05, 2007
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(14.72%)
5 Years (or life of class, if less)	(2.08%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.75%)
5 Years (or life of class, if less)	(1.33%)

[1]	From 02/28/07.